Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 27,481	$ 11,687
Short term investment	3,074
Advances to suppliers	1,525	799
Deferred initial public offering cost		1,861
Prepaid expenses and other current assets	264	360
Total current assets	32,344	14,707
Noncurrent assets:
Property and equipment, net	123	80
Other noncurrent assets	361	121
Total noncurrent assets	484	201
Total assets	32,828	14,908
Current liabilities:
Accounts payable	3,379	444
Due to related parties		210
Government grants	307	288
Accrued expenses	807	1,432
Other current liabilities	299	235
Total current liabilities	4,792	2,609
Total liabilities	4,792	2,609
Commitments and contingencies
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares Authorized; 16,879,628 shares and 22,530,702 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	2	2
Additional paid-in capital	151,147	44,369
Accumulated deficit	(123,891)	(32,128)
Accumulated other comprehensive loss	(182)	(91)
Total BeyondSpring Inc. shareholders’ equity	27,076	12,152
Noncontrolling interests	960	147
Total equity	28,036	12,299
Total liabilities and equity	$ 32,828	$ 14,908